Consolidated Statements of Operations (Loss) Income and Comprehensive (Loss) Income - USD ($)	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenues	$ 699,371	$ 2,336,132
Operating expenses
Selling, general and administrative expenses	866,884	2,018,154
(Loss) income from operations	(167,513)	317,978
Other income (expenses):
Other income	4,527	14,157
Other expenses	(5,454)	(9,818)
Interest income	46,172	338,570
Interest expense	(15,147)	(1,240)
Total other income (expenses)	30,098	341,669
(Loss) income before tax	(137,415)	659,647
Income tax	491
Net (loss) income including noncontrolling interest	(137,906)	659,647
Less: loss attributable to noncontrolling interest	(39,814)	(69,005)
Net (loss) income attributable to Dragon Victory	(98,092)	728,652
Other comprehensive income (loss):
Foreign currency translation loss	(593,069)	(148,792)
Comprehensive (loss) income including noncontrolling interest	(730,975)	579,860
Comprehensive loss attributable to noncontrolling interest	(10,128)	(69,005)
Comprehensive (loss) income attributable to Dragon Victory	$ (720,847)	$ 579,860
(Loss) earnings per share attributable to Dragon Victory common stockholders
Basic	$ (0.01)	$ 0.06
Diluted	$ (0.01)	$ 0.06
Weighted average shares outstanding-Dragon Victory
Basic	11,421,393	11,421,393
Diluted	11,421,393	11,421,393